Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMAN
C
E DISCLO
S
URE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid,” or “CAP,” to our named executive officers and certain financial performance metrics. For information concerning the Company’s philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis – 2022 Executive Compensation and Decisions.”

Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid for PEO (1)(3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2) (d)	Average Compensation Actually Paid for Non- PEO Named Executive Officers (2)(3) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (h)	Economic Adjusted EBITDA (5) (i)
					Company TSR (f)	Peer Group TSR (4) (g)

2022	$10,608,845	$7,231,251	$3,713,962	$3,209,375	$73.96	$79.94	$352M	$1,049M

2021	$17,455,265	$24,438,040	$5,320,316	$7,288,365	$166.22	$111.49	$176M	$640M

2020	$6,956,774	$2,576,295	$2,103,890	$1,526,890	$91.16	$101.75	$(201)M	$106M

(1)	The principal executive officer (the “PEO”) for each of 2022, 2021 and 2020 is Mr. Wang.
(2)	The non-PEO named executive officers (the “non-PEO NEOs”) for each applicable year include the following individuals:

2022:	Messrs. Mathewes, Gurnik, Corbin, and Brizi.

2021:	Messrs. Mathewes, Gurnik, Corbin and Brizi, as well as Mr. DeLorenzo and Mr. Stan R. Soroka. Effective as of August 2, 2021, Messrs. DeLorenzo and Soroka were no longer “executive officers” within the meaning of
Rule 3b-7 under
the Securities Exchange Act of 1934, as amended. Mr. Soroka separated from the Company effective December 31, 2022.

2020:	Messrs. Mathewes and Corbin, as well as Mr. DeLorenzo, Ms. Sherri A. Silver, and Ms. Barbara L. Hollkamp. Ms. Silver and Ms. Hollkamp separated from the Company effective as of August 3, 2021 and July 31, 2020, respectively.

(3)
The dollar amounts reported in columns (c) and (e) represent the “compensation actually paid”, or “CAP”, to the PEO and the
Non-PEO
NEOs, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the
Non-PEO
NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the
Non-PEO
NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEO Equity Component of CAP
(a)

	Subtracted:	Added:				Subtracted:	Added:	Total Average Equity Award Adjustments ($)
	Grant Date Fair Value of Awards Granted in the Year($) (b)	Year End Fair Value of Unvested Equity Awards Granted in the Year ($) (c)(d)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (c)(d)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (c)(d)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (c)(d)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($) (c)(d)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)

2022	$6,519,985	$5,897,247	$(2,712,140)	$0	$(42,716)	$0	$0	$(3,377,594)

2021	$14,159,967	$18,293,765	$2,108,590	$0	$740,387	$0	$0	$6,982,775

2020	$5,171,691	$2,642,054	$(38,010)	$0	$(1,812,832)	$0	$0	$(4,380,479)

Non-PEO
NEO Equity Component of CAP
(a)

	Subtracted:	Added:				Subtracted:	Added:	Total Average Equity Award Adjustments ($)
	Average Grant Date Fair Value of Awards Granted in the Year($) (b)	Average Year End Fair Value of Unvested Equity Awards Granted in the Year ($) (c)(d)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($) (c)(d)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (c)(d)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (c)(d)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($) (c)(d)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)

2022	$1,932,553	$1,612,586	$(146,092)	$0	$(38,529)	$0	$0	$(504,588)

2021	$3,674,234	$4,781,582	$608,065	$0	$252,726	$0	$0	$1,968,049

2020	$1,063,275	$780,684	$(6,821)	$0	$(287,589)	$0	$0	$(577,000)

(a)	There are no pension benefits for the PEO or the Non-PEO NEOs.
(b)	Represents the grant date fair value of equity-based awards granted each year.
(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years.

(d)
The fair value of the Service RSUs was determined based on the stock price on the applicable valuation dates. The fair value of the Performance RSUs and the Transaction Incentive Awards was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the Service RSUs, the Performance RSUs and the Transaction Incentive Awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that the fair value calculations of (i) the 2021 Performance RSUs and the Transaction Incentive Awards as of December 31, 2022 and 2021, assumed a payout between target and maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022 and 2021, respectively, and (ii) the 2022 Performance RSUs as of December 31, 2022 assumed a payout at maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022, in each case compared to the grant date fair value calculations of such Performance RSUs, which assumed a payout at target. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

(4)
The peer group that we used for purposes of this disclosure is the Dow Jones US Travel & Leisure Total Return Index GICS Level 2(DJUSGCT), the same index used for our performance graph disclosed in our Annual Report on Form
10-K
for the year ended December 31, 2022.

(5)	Our company selected measure is Economic Adjusted EBITDA, which is calculated as described in Appendix A in this proxy statement.

Company Selected Measure Name	Economic Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)	The non-PEO named executive officers (the “non-PEO NEOs”) for each applicable year include the following individuals:

2022:	Messrs. Mathewes, Gurnik, Corbin, and Brizi.

2021:	Messrs. Mathewes, Gurnik, Corbin and Brizi, as well as Mr. DeLorenzo and Mr. Stan R. Soroka. Effective as of August 2, 2021, Messrs. DeLorenzo and Soroka were no longer “executive officers” within the meaning of
Rule 3b-7 under
the Securities Exchange Act of 1934, as amended. Mr. Soroka separated from the Company effective December 31, 2022.

2020:	Messrs. Mathewes and Corbin, as well as Mr. DeLorenzo, Ms. Sherri A. Silver, and Ms. Barbara L. Hollkamp. Ms. Silver and Ms. Hollkamp separated from the Company effective as of August 3, 2021 and July 31, 2020, respectively.

Peer Group Issuers, Footnote [Text Block]	The peer group that we used for purposes of this disclosure is the Dow Jones US Travel & Leisure Total Return Index GICS Level 2(DJUSGCT), the same index used for our performance graph disclosed in our Annual Report on Form
10-K
	for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 10,608,845	$ 17,455,265	$ 6,956,774
PEO Actually Paid Compensation Amount	$ 7,231,251	24,438,040	2,576,295
Adjustment To PEO Compensation, Footnote [Text Block]
PEO Equity Component of CAP
(a)

	Subtracted:	Added:				Subtracted:	Added:	Total Average Equity Award Adjustments ($)
	Grant Date Fair Value of Awards Granted in the Year($) (b)	Year End Fair Value of Unvested Equity Awards Granted in the Year ($) (c)(d)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (c)(d)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (c)(d)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (c)(d)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($) (c)(d)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)

2022	$6,519,985	$5,897,247	$(2,712,140)	$0	$(42,716)	$0	$0	$(3,377,594)

2021	$14,159,967	$18,293,765	$2,108,590	$0	$740,387	$0	$0	$6,982,775

2020	$5,171,691	$2,642,054	$(38,010)	$0	$(1,812,832)	$0	$0	$(4,380,479)

Non-PEO NEO Average Total Compensation Amount	$ 3,713,962	5,320,316	2,103,890
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,209,375	7,288,365	1,526,890
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO
NEO Equity Component of CAP
(a)

	Subtracted:	Added:				Subtracted:	Added:	Total Average Equity Award Adjustments ($)
	Average Grant Date Fair Value of Awards Granted in the Year($) (b)	Average Year End Fair Value of Unvested Equity Awards Granted in the Year ($) (c)(d)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($) (c)(d)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (c)(d)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (c)(d)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($) (c)(d)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)

2022	$1,932,553	$1,612,586	$(146,092)	$0	$(38,529)	$0	$0	$(504,588)

2021	$3,674,234	$4,781,582	$608,065	$0	$252,726	$0	$0	$1,968,049

2020	$1,063,275	$780,684	$(6,821)	$0	$(287,589)	$0	$0	$(577,000)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP versus TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP versus Economic Adjusted EBITDA
Tabular List [Table Text Block]

Required Tabular Disclosure of Most Important Measures used by the Company to link CAP to the Company’s NEOs for 2022

Economic Adjusted EBITDA

Contract Sales

Cash Flow Conversion

Total Shareholder Return Amount	$ 73.96	166.22	91.16
Peer Group Total Shareholder Return Amount	79.94	111.49	101.75
Net Income (Loss)	$ 352,000,000	$ 176,000,000	$ (201,000,000)
Company Selected Measure Amount	1,049	640	106
PEO Name	Mr. Wang
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Economic Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Contract Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow Conversion
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,377,594)	$ 6,982,775	$ (4,380,479)
PEO [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,519,985	14,159,967	5,171,691
PEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,897,247	18,293,765	2,642,054
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,712,140)	2,108,590	(38,010)
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,716)	740,387	(1,812,832)
PEO [Member] | Equity Awards Adjustments Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(504,588)	1,968,049	(577,000)
Non-PEO NEO [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,932,553	3,674,234	1,063,275
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,612,586	4,781,582	780,684
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(146,092)	608,065	(6,821)
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,529)	252,726	(287,589)
Non-PEO NEO [Member] | Equity Awards Adjustments Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0